Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Australia - 3.3%
BHP Group Ltd.	493,700	$ 15,583,537
BHP Group Ltd., ADR	434,776	27,651,754
Lendlease Corp. Ltd. (A)	3,090,600	21,870,764
Macquarie Group Ltd.	443,500	57,970,549
Santos Ltd. (A)	11,138,400	56,736,019

		179,812,623

Austria - 0.3%
ams-OSRAM AG (A) (B)	872,200	14,664,606

Belgium - 2.6%
Anheuser-Busch InBev SA (A)	962,800	60,695,970
Groupe Bruxelles Lambert SA (A)	349,020	37,450,856
KBC Group NV	515,400	44,824,001

		142,970,827

China - 0.0% (C)
JD.com, Inc., Class A (B)	1,033	39,152
Tencent Holdings Ltd.	21,700	1,359,771

		1,398,923

Denmark - 0.4%
AP Moller - Maersk A/S, Class B	5,435	19,523,298

Finland - 1.1%
Nokia OYJ (B)	9,716,200	57,943,762

France - 9.7%
Air Liquide SA	5,646	965,800
Airbus SE (A) (B)	119,700	15,284,878
Amundi SA (D)	466,900	36,295,084
Capgemini SE	228,152	51,292,302
Cie de Saint-Gobain	27,037	1,829,525
Dassault Aviation SA	202,360	24,048,955
Engie SA	6,762,600	104,020,977
Rexel SA (B)	1,591,417	35,472,062
Sanofi	764,401	79,927,305
Schneider Electric SE	10,158	1,720,718
TotalEnergies SE	900,600	51,214,800
Ubisoft Entertainment SA (B)	491,600	28,210,212
Veolia Environnement SA	2,747,723	99,260,869

		529,543,487

Germany - 11.2%
Allianz SE	158,602	40,721,463
BASF SE	953,700	73,042,822
Bayer AG	447,052	27,160,133
Continental AG (B)	10,442	1,012,353
Deutsche Boerse AG	362,200	64,381,916
Deutsche Post AG	977,101	58,802,511
Fresenius SE & Co. KGaA	1,344,800	55,513,820
HeidelbergCement AG	931,435	64,817,222
Infineon Technologies AG	1,351,127	56,109,255
SAP SE	546,947	68,620,629
Siemens AG	515,695	81,877,464
Talanx AG (B)	429,884	20,574,776

		612,634,364

	Shares	Value
COMMON STOCKS (continued)
Hong Kong - 2.0%
CK Asset Holdings Ltd.	5,742,500	$ 38,333,524
CK Hutchison Holdings Ltd.	9,908,200	70,420,791

		108,754,315

Ireland - 3.4%
AerCap Holdings NV (B)	225,100	14,181,300
AIB Group PLC (A) (B)	10,114,800	26,716,133
DCC PLC	659,731	55,472,503
Ryanair Holdings PLC, ADR (B)	110,672	12,353,209
Smurfit Kappa Group PLC	1,419,415	74,811,154

		183,534,299

Israel - 0.9%
Check Point Software Technologies Ltd. (B)	414,400	50,146,544

Italy - 0.5%
Enel SpA	236,781	1,822,408
Prysmian SpA	719,122	24,249,888

		26,072,296

Japan - 20.6%
Astellas Pharma, Inc.	3,637,300	58,708,071
Denka Co. Ltd.	753,480	26,536,239
Denso Corp.	19,500	1,455,357
FANUC Corp.	230,200	45,521,663
Fujitsu Ltd.	290,460	38,398,324
Hitachi Ltd.	1,186,480	61,668,489
Japan Airlines Co. Ltd. (B)	1,060,800	20,078,376
Kirin Holdings Co. Ltd.	2,159,600	34,614,380
Kyocera Corp.	796,900	49,145,858
Nintendo Co. Ltd.	130,100	63,754,384
Olympus Corp.	2,131,900	47,705,628
ORIX Corp.	4,448,700	91,763,880
Panasonic Corp.	121,000	1,332,150
Rakuten Group, Inc.	5,212,500	45,220,391
SBI Holdings, Inc.	821,600	21,193,831
Sega Sammy Holdings, Inc.	1,990,300	33,418,444
Seven & i Holdings Co. Ltd.	1,877,700	95,497,258
Sony Group Corp.	1,290,200	144,332,694
Square Enix Holdings Co. Ltd.	639,600	31,364,654
Sumitomo Mitsui Financial Group, Inc. (A)	2,026,600	73,000,061
Toshiba Corp.	1,597,950	66,171,157
Toyota Industries Corp.	1,019,600	79,537,530

		1,130,418,819

Luxembourg - 0.9%
ArcelorMittal SA	1,693,635	50,307,782

Netherlands - 3.8%
ASML Holding NV	87,200	59,060,078
EXOR NV	221,600	18,581,365
Heineken Holding NV (A)	646,085	56,643,549
Koninklijke Philips NV	810,134	26,947,718
NXP Semiconductors NV	233,000	47,867,520

		209,100,230

Norway - 1.2%
DnB Bank ASA	1,124,700	26,768,076
Mowi ASA	1,657,000	40,669,255

		67,437,331

Republic of Korea - 1.7%
E-MART, Inc. (B)	3,672	408,699
KB Financial Group, Inc.	25,031	1,240,528

Transamerica Funds	Page 1

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
LG Corp.	11,149	$ 689,471
Samsung Electronics Co. Ltd.	1,488,919	92,609,389

		94,948,087

Singapore - 1.5%
CapitaLand Integrated Commercial Trust, REIT	508,300	732,814
DBS Group Holdings Ltd.	3,064,500	80,494,816
Oversea-Chinese Banking Corp. Ltd.	116,900	1,088,136

		82,315,766

Sweden - 2.4%
Essity AB, Class B	1,166,800	32,892,535
Investor AB, B Shares	1,613,588	35,034,103
Lundin Energy AB	672,700	27,357,283
Svenska Handelsbanken AB, A Shares	154,685	1,648,564
Swedbank AB, A Shares	70,960	1,389,270
Volvo AB, B Shares	1,574,537	35,531,661

		133,853,416

Switzerland - 11.4%
ABB Ltd.	1,886,900	65,422,178
Alcon, Inc.	186,973	14,417,228
Cie Financiere Richemont SA, Class A	350,300	50,910,429
Glencore PLC	7,211,300	37,568,085
Nestle SA	985,564	127,274,045
Novartis AG	925,415	80,408,838
Roche Holding AG	276,161	106,874,072
Siemens Energy AG (B)	1,750,097	39,364,677
UBS Group AG	5,658,474	104,962,125

		627,201,677

United Kingdom - 17.6%
Ashtead Group PLC	446,200	31,915,784
Aviva PLC	8,262,401	48,781,202
Barratt Developments PLC	3,060,342	25,452,974
BP PLC	8,435,300	43,727,935
British Land Co. PLC, REIT (A)	2,193,300	16,400,471
Bunzl PLC	961,348	36,009,179
CNH Industrial NV	2,071,200	31,569,422
Entain PLC (B)	1,281,700	27,747,968
GlaxoSmithKline PLC	2,379,100	53,091,961
Imperial Brands PLC	1,388,294	32,916,245
Inchcape PLC	2,145,096	24,460,966
Informa PLC (B)	4,489,451	33,959,861
Kingfisher PLC	12,248,500	54,926,620
Liberty Global PLC, Class C (B)	1,713,500	46,333,040
Linde PLC	163,800	52,199,784
Lloyds Banking Group PLC	97,521,254	67,676,904
Melrose Industries PLC	14,367,620	29,267,067
Persimmon PLC	1,124,700	36,642,151
Reckitt Benckiser Group PLC	736,800	59,697,086
RELX PLC	38,627	1,188,181
Smith & Nephew PLC	3,106,900	52,838,957
Tesco PLC	18,201,532	73,109,573
Unilever PLC	1,586,814	81,374,754
Willis Towers Watson PLC	8,845	2,069,376

		963,357,461

United States - 0.2%
Amazon.com, Inc. (B)	308	921,373
Apple, Inc.	13,250	2,315,835

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Meta Platforms, Inc., Class A (B)	11,315	$ 3,544,537
Microsoft Corp.	18,439	5,734,160

		12,515,905

Total Common Stocks (Cost $4,302,007,321)		5,298,455,818

OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (E)	55,076,729	55,076,729

Total Other Investment Company (Cost $55,076,729)		55,076,729

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 0.00% (E), dated 01/31/2022, to be repurchased at $165,879,897 on 02/01/2022. Collateralized by a U.S. Government Obligation, 3.63%, due 04/15/2028, and with a value of $169,197,675.	$ 165,879,897	165,879,897

Total Repurchase Agreement (Cost $165,879,897)		165,879,897

Total Investments (Cost $4,522,963,947)		5,519,412,444
Net Other Assets (Liabilities) - (0.7)%		(37,701,436)

Net Assets - 100.0%		$ 5,481,711,008

Transamerica Funds	Page 2

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Pharmaceuticals	7.4%		$406,170,380
Industrial Conglomerates	6.6		365,566,942
Banks	5.9		324,846,489
Capital Markets	5.2		284,803,505
Household Durables	3.8		207,759,969
Multi-Utilities	3.7		203,281,846
Machinery	3.5		192,160,276
Diversified Financial Services	3.3		182,830,204
Oil, Gas & Consumable Fuels	3.2		179,036,037
Semiconductors & Semiconductor Equipment	3.2		177,701,459
Food & Staples Retailing	3.1		169,015,530
Food Products	3.0		167,943,300
Chemicals	2.8		152,744,645
Beverages	2.8		151,953,899
Health Care Equipment & Supplies	2.6		141,909,531
Metals & Mining	2.4		131,111,158
Electrical Equipment	2.4		130,757,461
Software	2.3		124,501,333
Entertainment	2.2		123,329,250
Trading Companies & Distributors	2.1		117,578,325
Insurance	2.0		112,146,817
Technology Hardware, Storage & Peripherals	1.7		94,925,224
Household Products	1.7		92,589,621
IT Services	1.6		89,690,626
Personal Products	1.5		81,374,754
Containers & Packaging	1.4		74,811,154
Construction Materials	1.2		64,817,222
Real Estate Management & Development	1.1		60,204,288
Air Freight & Logistics	1.1		58,802,511
Communications Equipment	1.0		57,943,762
Health Care Providers & Services	1.0		55,513,820
Specialty Retail	1.0		54,926,620
Textiles, Apparel & Luxury Goods	0.9		50,910,429
Electronic Equipment, Instruments & Components	0.9		49,145,858
Diversified Telecommunication Services	0.8		46,333,040
Internet & Direct Marketing Retail	0.8		46,180,916
Aerospace & Defense	0.7		39,333,833
Media	0.6		33,959,861
Leisure Products	0.6		33,418,444
Tobacco	0.6		32,916,245
Airlines	0.6		32,431,585
Hotels, Restaurants & Leisure	0.5		27,747,968
Distributors	0.4		24,460,966
Marine	0.4		19,523,298
Equity Real Estate Investment Trusts	0.3		17,133,285
Interactive Media & Services	0.1		4,904,308
Auto Components	0.0	(C)	2,467,710
Building Products	0.0	(C)	1,829,525
Electric Utilities	0.0	(C)	1,822,408
Professional Services	0.0	(C)	1,188,181

Investments	96.0		5,298,455,818
Short-Term Investments	4.0		220,956,626

Total Investments	100.0%		$5,519,412,444

Transamerica Funds	Page 3

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$265,318,432	$5,033,137,386	$—	$5,298,455,818
Other Investment Company	55,076,729	—	—	55,076,729
Repurchase Agreement	—	165,879,897	—	165,879,897

Total Investments	$320,395,161	$5,199,017,283	$—	$5,519,412,444

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $89,083,693, collateralized by cash collateral of $55,076,729 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $37,901,129. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of the 144A security is $36,295,084, representing 0.7% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at January 31, 2022.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica International Equity (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5